OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) - USD ($)																									3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 18, 2017	Aug. 18, 2017	Jul. 13, 2017	Jun. 30, 2017	Jun. 20, 2017	May 17, 2017	May 05, 2017	Apr. 06, 2017	Mar. 31, 2017	Mar. 15, 2017	Mar. 10, 2017	Feb. 10, 2017	Feb. 09, 2017	Dec. 22, 2016	Dec. 16, 2016	Nov. 23, 2016	Oct. 28, 2016	Sep. 19, 2016	Aug. 30, 2016	Jun. 01, 2016	Nov. 18, 2015	Oct. 23, 2015	May 11, 2015	Jan. 09, 2013	Sep. 30, 2017	Sep. 30, 2016	Mar. 31, 2015	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) [Line Items]
Share Price										$ 1.37
Share-based Compensation																										$ 641		$ 1,139,481	$ 5,453,240	$ 5,999,750	$ 7,968,036
Class of Warrant or Right, Exercise Price of Warrants or Rights										$ 1.50													$ 1.50	$ 2.61
Class of Warrant or Rights, Granted										630,000											100,000	33,334	374,641	1,330,627				2,290,965		2,049,504	3,728,479
Warrant, Expriation Date										Mar. 15, 2020
Fair Value Assumptions, Expected Volatility Rate										105.22%																	141.00%	150.00%
Fair Value Assumptions, Risk Free Interest Rate										1.599%
Warrants at $2.10 [Member]
OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) [Line Items]
Warrants Exchanged																												38,572
Class of Warrant or Right, Exercise Price of Warrants or Rights																									$ 2.10			$ 2.10		$ 2.10
Warrants at $2.10 [Member] | Warrant [Member]
OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights																				$ 2.10
Class of Warrant or Rights, Granted																				38,572
Warrant, Expriation Date																				Jun. 01, 2019
Warrants at $1.50 [Member]
OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1.50	$ 1.50	$ 1.50	$ 1.50	$ 1.50	$ 1.50	$ 1.50	$ 1.50	$ 1.50	$ 1.50	$ 1.50	$ 1.50	$ 1.50												1.50			1.50		1.50
Class of Warrant or Rights, Granted	51,668	175,500	133,501	108,334	10,000	186,957	6,667	288,300	157,250	630,000	197,159	300,628	45,001
Warrant, Expriation Date	Sep. 18, 2020	Aug. 18, 2020	Jul. 13, 2020	Jun. 30, 2020	Jun. 20, 2020	May 17, 2020	May 05, 2020	Apr. 06, 2020	Mar. 31, 2020	Mar. 15, 2020	Mar. 10, 2020	Feb. 10, 2020
Warrants, Fair Value of Warrants, Granted										$ 543,927
Warrants at $1.95 [Member]
OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights																									$ 1.95			$ 1.95		$ 1.95
Warrants at $1.95 [Member] | Warrant [Member]
OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) [Line Items]
Share-based Compensation																									$ 0			$ 0	56,930	$ 56,931	$ 104,505
Class of Warrant or Right, Exercise Price of Warrants or Rights														$ 1.50	$ 1.50	$ 1.50	$ 1.50	$ 1.95	$ 1.95
Class of Warrant or Rights, Granted														115,000	456,668	50,002	173,284	35,000	152,513
Warrant, Expriation Date																		Sep. 19, 2019	Aug. 30, 2019
Employee Stock Option [Member] | 2012 Equity Incentive Plan [Member]
OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) [Line Items]
Share Price																									$ 1.36			$ 1.36		$ 1.29
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value																									$ 54,243	218,085		$ 151,470	2,512,886	$ 2,801,948	4,471,603
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options																									135,041			135,041		$ 310,817	$ 1,782,575
Restricted Stock [Member]
OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) [Line Items]
Share-based Compensation																									2,380	$ 70,753		93,262	$ 124,139
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized																									$ 0			$ 0